Finance income and finance costs - Schedule of Finance Income Earned (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details Of Finance Income [Abstract]
Changes in the fair value of derivatives	$ 75,528	$ 0	$ 1,637
Interest income from cash and cash equivalents	4,577	4,547	556
Other interest income	40	276	356
Finance income	$ 80,145	$ 4,823	$ 2,549